Loss Per Share - Summary of Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Earnings per share [abstract]
Loss for the period	$ (397)	$ (1,007)
Less: Loss attributable to non-controlling interests	19	37
Loss for the period attributable to ordinary shareholders	$ (378)	$ (970)
Basic weighted-average ordinary shares outstanding	3,877,027	3,793,892
Basic loss per share attributable to ordinary shareholders	$ (0.10)	$ (0.26)
Diluted loss per share attributable to ordinary shareholders	$ (0.10)	$ (0.26)